GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2022
General And Administrative
GENERAL AND ADMINISTRATIVE

NOTE 13 -GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	1,756	1,748	1,342
Share-based payments to service providers	215	268	128
Professional services	1,340	1,207	926
Directors’ fees and insurance	405	494	348
Travel expenses	8	—	14
Rent and office maintenance	175	212	146
Other	90	51	101
	3,989	3,980	3,005